Organization - Schedule of Direct and Indirect Interests in Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
YD Biopharma Limited (“YD Biopharma”) [Member]
Schedule of Direct and Indirect Interests in Subsidiaries [Line Items]
Date of Incorporation	Mar. 14, 2024
Place of Incorporation	Cayman
Shareholders	YD Bio
% of Equity Ownership	100.00%
Principal Activities	Holding
Yong Ding Biopharm Co., Ltd (“Yong Ding”) [Member]
Schedule of Direct and Indirect Interests in Subsidiaries [Line Items]
Date of Incorporation	Apr. 23, 2013
Place of Incorporation	the Republic of China (“ROC” or “Taiwan”)
Shareholders	YD Biopharma
% of Equity Ownership	100.00%
Principal Activities	Sales of drugs, medical and related products in Taiwan
YD BIO USA INC. (“YD USA”) [Member]
Schedule of Direct and Indirect Interests in Subsidiaries [Line Items]
Date of Incorporation	Feb. 04, 2025
Place of Incorporation	Delaware (US)
Shareholders	YD Biopharma
% of Equity Ownership	100.00%
Principal Activities	Sales of drugs, medical and related products in US
YD PharmaWings Limited (“YD PharmaWings”) [Member]
Schedule of Direct and Indirect Interests in Subsidiaries [Line Items]
Date of Incorporation	Oct. 23, 2025
Place of Incorporation	BVI
Shareholders	YD Biopharma
% of Equity Ownership	100.00%
Principal Activities	Investment holding
Breeze Holdings Acquisition Corp (“Breeze”) [Member]
Schedule of Direct and Indirect Interests in Subsidiaries [Line Items]
Date of Incorporation	Mar. 03, 2021
Place of Incorporation	Delaware (US)
Shareholders	YD Bio
% of Equity Ownership	100.00%
Principal Activities	Dissolved in December 2025